Share based compensation (Details 1) - Stock Appreciation Rights (SARs) [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Balance, No. of Units (Beginning) | shares	1,343,375
SARs granted during the year | shares	1,719,733
SARs exercised/converted/replaced during the year | shares	(1,078,125)
SARs forfeited during the year | shares	0
Balance, No. of Units (Ending) | shares	1,984,983
Balance, Weighted average exercise price | $ / shares	$ 13.16
SARs granted during the year | $ / shares	7.40
SARs exercised/converted/replaced during the year | $ / shares	(14.00)
SARs forfeited during the year | $ / shares	0
Balance, Weighted average exercise price | $ / shares	$ 7.72